Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Total	$ 230,167	$ 335,016
Leased Out Farmland [Member]
Disclosure of detailed information about investment property [line items]
Total	4,129	2,633
Rental Properties [Member]
Disclosure of detailed information about investment property [line items]
Total	191,175	287,149
Undeveloped Parcels Of Land [Member]
Disclosure of detailed information about investment property [line items]
Total	27,534	33,713
Properties Under Development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 7,329	$ 11,521